INCOME TAXES (Details 5) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Operating loss carryforwards
Deferred tax benefit, net of valuation allowance and federal tax impact, associated with NOL carryforwards	$ 695,000,000	$ 842,000,000
Federal
Operating loss carryforwards
Net operating loss carryforwards subject to expiration	1,700,000,000
State
Operating loss carryforwards
Net operating loss carryforwards subject to expiration	3,300,000,000
Deferred tax benefit, net of valuation allowance and federal tax impact, associated with NOL carryforwards	$ 32,000,000